Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Net asset / liability of defined benefit plans
USD m
Major Swiss plans (funded) 31.12.25 31.12.24
1
Defined benefit obligation at the beginning of the year 29,977 15,748
Defined benefit obligation recognized upon the merger of UBS AG and Credit Suisse AG
2
13,367
Current service cost 464 411
Interest expense 316 296
Plan participant contributions 293 244
Remeasurements (4,842) 2,657
of which: actuarial (gains) / losses due to changes in demographic assumptions 21 18 of which: actuarial (gains) / losses due to changes in financial assumptions
(1,025) 2,011
of which: experience (gains) / losses
3
(3,838) 628
Past service cost related to plan amendments 151 0
Curtailments (51) (71)
Benefit payments (1,694) (1,420)
Foreign currency translation 4,049 (1,257)
Defined benefit obligation at the end of the year 28,665 29,977 of which: amounts owed to active members 16,742 16,758
of which: amounts owed to retirees 11,922 13,219
Fair value of plan assets at the beginning of the year 35,135 19,333
Fair value of plan assets recognized upon the merger of UBS AG and Credit Suisse AG
2
16,097
Return on plan assets excluding interest income 208 1,623
Interest income 388 369
Employer contributions
516 431
Plan participant contributions 293 244
Benefit payments (1,694) (1,420)
Administration expenses, taxes and premiums paid (21) (15)
Other movements (4,877) 0
Foreign currency translation 4,878 (1,527)
Fair value of plan assets at the end of the year 34,826 35,135
Surplus / (deficit) 6,161 5,158
Asset ceiling effect at the beginning of the year 5,141 3,585
Asset ceiling effect recognized upon the merger of UBS AG and Credit Suisse AG
2 2,713
Interest expense on asset ceiling effect
67 68
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect
107 (955)
Foreign currency translation 826 (270)
Asset ceiling effect at the end of the year 6,140 5,141
Net defined benefit asset / (liability) of major Swiss plans 21 17
Other plans
Net defined benefit asset / (liability) of other plans
4
347 203
Total net defined benefit asset / (liability) 368 220
of which: Net defined benefit asset 983 911
of which: Net defined benefit liability
5
(615) (691)
1 Including
Credit Suisse
AG from
31 May
2024.
2 Refer
to Note
28 for
more information
about the
merger of
UBS AG
and Credit
Suisse AG.
3 Experience
(gains) /
losses are
a component
of actuarial
remeasurements of the defined benefit
obligation and reflect the
effects of differences between the
previous actuarial assumptions and
what has actually occurred.
4 Mainly relates to
UK, US and German plans.
5 Refer to Note 18c.
Income statement – expenses related to defined benefit plans
1
USD m
Major Swiss plans 31.12.25 31.12.24
2
Current service cost 464 411
Interest expense related to defined benefit obligation 316 296
Interest income related to plan assets (388) (369)
Interest expense on asset ceiling effect 67 68
Administration expenses, taxes and premiums paid 21 15
Past service cost related to plan amendments 151 0
Curtailments (51) (71)
Other movements (8) 1
Net periodic expenses recognized in net profit for major Swiss plans 573 353
Other plans
Net periodic expenses recognized in net profit for other plans
3
13 27
Total net periodic expenses recognized in net profit 586 380
1 Refer to Note 6.
2 Including Credit Suisse AG from 31 May 2024.
3 Includes differences between actual and estimated performance award accruals.
Other comprehensive income – gains / (losses) on defined benefit plans
USD m
Major Swiss plans 31.12.25 31.12.24
1
Other comprehensive income recognized upon the merger of UBS AG and Credit Suisse AG
2
109
Remeasurement of defined benefit obligation 4,842 (2,657)
of which: change in discount rate assumption 1,087 (2,102)
of which: change in rate of salary increase assumption 111 (168)
of which: change in rate of pension increase assumption 0 0
of which: change in rate of interest credit on retirement savings assumption (176) 257 of which: change in life expectancy 0 0
of which: change in other actuarial assumptions (18) (17)
of which: experience gains / (losses)
3
3,838 (628)
Return on plan assets excluding interest income (4,673) 1,623
Asset ceiling effect excluding interest expense and foreign currency translation (107) 955
Total gains / (losses) recognized in other comprehensive income for major Swiss plans 62 30
Other plans
Total gains / (losses) recognized in other comprehensive income for other plans
4
(32) (83)
Total gains / (losses) recognized in other comprehensive income 30 (53)
of which: attributable to other comprehensive income recognized upon the merger of UBS AG and Credit Suisse AG
2
53
of which: attributable to other comprehensive income recognized for defined benefit plans during the period
5
30 (106)
1 Including
Credit Suisse
AG from
31 May
2024.
2 Refer
to Note
28 for
more information
about the
merger of
UBS AG
and Credit
Suisse AG.
3 Experience
(gains) /
losses are
a component
of actuarial
remeasurements of the defined benefit obligation and reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
4 Mainly relates to UK, US and German plans.
5
Refer to the “Statement of comprehensive income”.

Disclosure of maturity analysis of expected benefit payments [text block]
Duration of the defined benefit obligation and the timing for expected benefit payments
Major Swiss defined benefit plans 31.12.25 31.12.24
Duration of the defined benefit obligation (in years)
1
12.8 13.3
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 1,756 2,095
Benefits expected to be paid between 1 and 3 years 3,264 3,392
Benefits expected to be paid between 3 and 6 years 4,895 5,043
Benefits expected to be paid between 6 and 11 years 7,481 7,718
Benefits expected to be paid between 11 and 16 years 6,524 6,607
Benefits expected to be paid in more than 16 years 21,105 20,622
1 The duration of the defined benefit obligation represents a weighted average across the UBS and Credit Suisse plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions of major Swiss defined benefit plans
1
In % 31.12.25 31.12.24
Discount rate 1.27 0.92
Rate of salary increase 2.53 2.80
Rate of pension increase 0.00 0.00
Rate of interest credit on retirement savings
2.41 2.02
1 Represents a weighted average across the UBS and Credit Suisse plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions of major Swiss defined benefit plans
1
Increase / (decrease) in defined benefit obligation
USD m 31.12.25 31.12.24
Discount rate
Increase by 50 basis points (1,497) (1,667)
Decrease by 50 basis points 1,693 1,893
Rate of salary increase
Increase by 50 basis points 162 166
Decrease by 50 basis points (162) (167)
Rate of pension increase
Increase by 50 basis points 1,141 1,315
Decrease by 50 basis points –
2
–
2
Rate of interest credit on retirement savings
Increase by 50 basis points 379 254
Decrease by 50 basis points (254) (252)
Life expectancy
Increase in longevity by one additional year 783 895
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.
2 As the assumed rate of pension
increase was 0 % as of 31 December 2025 and as of 31 December 2024, a downward change in assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of Swiss defined benefit plan assets
31.12.25 31.12.24
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 476 0 476 1 773 0 773 2
Real estate / property
Domestic 0 4,059 4,059 12 0 3,955 3,955 11
Foreign 0 758 758 2 0 617 617 2
Investment funds
Equity
Domestic 832 0 832 2 885 0 885 3
Foreign 5,933 2,063 7,997 23 5,645 2,393 8,038 23
Bonds
1
Domestic, AAA to BBB– 4,816 0 4,816 14 4,682 0 4,682 13
Domestic, below BBB– 8 0 8 0 8 0 8 0
Foreign, AAA to BBB– 8,491 0 8,491 24 8,902 0 8,902 25
Foreign, below BBB– 814 0 814 2 862 0 862 2
Real estate
Domestic 1,201 0 1,201 3 1,654 0 1,654 5
Foreign 279 98 377 1 385 67 451 1
Other 899 2,801 3,700 11 799 1,927 2,726 8
Other investments 556 741 1,297 4 352 1,231 1,582 5
Total fair value of plan assets 24,306 10,520 34,826 100 24,947 10,189 35,135 100
31.12.25 31.12.24
Total fair value of plan assets 34,826 35,135
of which: Investments in UBS Group AG instruments
2
Bank accounts at UBS Group AG 360 782
UBS Group AG debt instruments 116 137
UBS Group AG shares 49 42
Securities lent to UBS Group AG
3
674 609
Property occupied by UBS Group AG 47 41
Derivative financial instruments, counterparty UBS Group AG
3 15 (83)
1 The bond credit ratings are primarily
based on S&P’s credit ratings.
Ratings AAA to BBB– and below BBB– represent
investment grade and non-investment grade ratings,
respectively. In cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.
2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension funds. The other positions disclosed
in the
table encompass
both direct
investments in
UBS AG
instruments and
UBS Group
AG shares
and indirect
investments, i.e.
those made
through funds
that the
pension fund
invests in.
3 Securities lent to UBS AG and derivative
financial instruments are presented gross of any
collateral. Securities lent to UBS AG
were fully covered by collateral as of
31 December 2025 and 31 December 2024.
Net
of collateral, derivative financial instruments amounted to USD 8 m as of 31 December 2025 (31 December 2024: negative USD 50 m).

Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure of actuarial assumptions [text block]
Swiss mortality table: BVG 2020 G with CMI 2024 projections
1
aged 65 aged 45
31.12.25 31.12.24 31.12.25 31.12.24
Life expectancy at age 65 for a male member currently 21.9 21.9 23.6 23.5
Life expectancy at age 65 for a female member currently 23.7 23.6 25.3 25.2
1 In 2024, BVG 2020 G with CMI 2023 projections was used.